Accrued Expenses and Other Current Liabilities (Details) - Schedule of accrued expenses and other current liabilities - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of Accrued Expenses And Other Current Liabilities [Abstract]
Payroll	$ 253,212	$ 180,855
Interest payable	21,132
Other payable	73,823	1,070
Total	$ 348,167	$ 181,925